S-K 1606, De-SPAC Board Determination	Sep. 23, 2025
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

In reaching its decision to approve the Business Combination Proposal and resolving to recommend that Terrestrial Stockholders approve the Business Combination Proposal, the Terrestrial Board consulted with Terrestrial Energy’s management, as well as its legal counsel and other advisors. The Terrestrial Board considered a variety of factors in connection with its evaluation and approval of the Business Combination and the matters related to the Business Combination.

In light of the number and variety of factors considered in connection with its evaluation of the Business Combination, the Terrestrial Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors that it considered in reaching its determination and supporting its decision. The Terrestrial Board viewed its decision as being based on all of the information available and the factors presented to and considered by it. In addition, individual directors may have given different weight to different factors in their evaluation of the Business Combination. The Terrestrial Board considered a number of factors pertaining to the Business Combination as generally supporting its decision to enter into the Business Combination Agreement and the transactions contemplated thereby, including, but not limited to, the following material factors:

•        Optimal Path to Support Growth.    The Terrestrial Board determined, after a thorough review of other strategic alternatives potentially available to Terrestrial, that the proposed Business Combination represents a better opportunity for Terrestrial Energy to support its long-term growth and create value for its stockholders, as compared to other potential strategic alternatives with other partners and the possibility of, and benefits and risks associated with, continuing to operate Terrestrial as an independent, stand-alone entity, which the Terrestrial Board believed would not deliver comparable benefits to those that could be achieved in the proposed Business Combination.

•        Negotiated Transaction.    The Terrestrial Board considered the terms and conditions of the Transaction Agreements and the transactions contemplated thereby, including but not limited to, each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the Business Combination and the termination provisions, as well as the strong commitment by both Terrestrial Energy and HCM II to consummation the transactions contemplated by the Transaction Agreements.

•        Access to Capital.    The Terrestrial Board considered the current economic, industry and market conditions affecting Terrestrial Energy, Terrestrial Energy’s projected financial results and cash flows, Terrestrial Energy’s prospects as a private entity and the needs of Terrestrial Energy to obtain substantial additional financing in the future and the cost of alternative means of raising capital, and it expected that the proposed Business Combination would be a more time- and cost-effective means to access capital than other options considered.

•        Board Composition.    The Terrestrial Board considered that the New Terrestrial Board will consist of no less than five directors, including one director to be designated by HCM II, the Chief Executive Officer of New Terrestrial Energy, and the remaining directors to be designated by Terrestrial Energy, such that a majority of the members of the New Terrestrial Board will be independent under applicable law and the rules and regulations of Nasdaq.

•        Route to Becoming a Publicly Traded Company.    The Terrestrial Board considered that becoming a public company would be the best way for Terrestrial Energy to have access to long-term sources of available capital and would aid Terrestrial Energy in executing its long-term strategic plan. The Terrestrial Board considered potential alternatives to becoming a publicly traded company from a business combination with a SPAC, and the potential advantages the Business Combination affords, including the expected cost to becoming a publicly traded company from a business combination with a SPAC compared to other ways of becoming a publicly traded company.

•        Potential Liquidity Opportunity for Long Term Holders.    The Terrestrial Board also considered the fact that Terrestrial Energy is a private company with limited opportunities for liquidity for its holders outside of a sale of Terrestrial Energy. The Terrestrial Board believed that the Business Combination, and the potential listing of New Terrestrial Energy’s shares on Nasdaq, provides long term holders of Terrestrial Energy equity interests with an opportunity, subject to the expiration of any applicable lockup and transfer restrictions, to sell all or a portion of their resulting New Terrestrial Common Shares and thus diversify their holdings.

The Terrestrial Board also considered a variety of uncertainties and risks and other potentially negative factors concerning the Business Combination (which are more fully described in the “Risk Factors” section of this proxy statement/prospectus), including, but not limited to, the following:

•        Potential Inability to Complete the Business Combination.    The Terrestrial Board considered the risk that the business combination might not be consummated in a timely manner, or at all, due to a lack of stockholder approval or failure to satisfy various other conditions, including without limitation (i) the condition to closing the Business Combination that the Available Closing SPAC Cash will not be less than $150 million, (ii) the condition to closing the PIPE Financing that there be a minimum of $75 million of cash remaining in the Trust Account (excluding the value of all shares held in the Trust Account by the parties to the PIPE Subscription Agreements) after any redemptions by the HCM II’s public shareholders and before any other payments or distributions (other than in respect of any redemptions), and (iii) condition to closing the PIPE Financing that the volume weighted average closing price NLR ETF be greater than or equal to $63.00 for the 20 trading days immediately preceding the date that is seven Business Days prior the Closing Date.

•        Redemption Risk.    The potential that a significant number of Public Shareholders elect to redeem their Public Shares prior to the consummation of the Business Combination and pursuant to the Existing Charter, which would potentially make the Business Combination more difficult to complete and reduce the cash available to New Terrestrial Energy to fund its business plan. However, even in the event that a significant number of Public Shareholders elect to redeem their shares, this redemption would not prevent the consummation of the Business Combination.

•        Fees and Expenses.    The Terrestrial Board considered the fees and expenses associated with completing the Business Combination.

•        Diversion of Management and Employee Attention.    The Terrestrial Board considered the potential for diversion of Terrestrial Energy’s management and employee attention and resources during the period prior to the completion of the Business Combination and the potential negative effects thereof on Terrestrial Energy’s business.

•        ExchangeCo Recapitalization.    The Board took into consideration the ExchangeCo Recapitialization intended to provide holders of Exchangeable Shares of ExchangeCo the ability to defer Canadian income taxes in connection with the Business Combination and the increased complexity and expense involved in the transaction as a result thereof.

•        Interests of Certain Persons.    The Terrestrial Board also considered the fact that Terrestrial Energy’s officers and directors may have interests in the Business Combination that are different from or in addition to (and which may conflict with) the interests of the Public Shareholders (see “Interests of Terrestrial Energy Directors and Officers in the Business Combination”).

The Terrestrial Board ultimately concluded that, in the aggregate, the potential benefits of the Business Combination outweighed the potential risks or negative consequences and that the Business Combination is in the best interests of Terrestrial Energy and its stockholders.